Supplemental guarantor consolidated income statement (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 5,483	$ 4,815	$ 2,381	$ 10,298	$ 4,526
Interest expense from financial instruments measured at amortized cost	(4,607)	(3,853)	(1,103)	(8,461)	(1,912)
Net interest income from financial instruments measured at fair value through profit or loss and other	430	426	356	856	766
Net interest income	1,305	1,388	1,634	2,694	3,380
Other net income from financial instruments measured at fair value through profit or loss	2,337	2,673	1,620	5,009	3,845
Fee and commission income	5,008	5,076	5,235	10,083	11,103
Fee and commission expense	(419)	(447)	(450)	(866)	(934)
Net fee and commission income	4,589	4,628	4,785	9,217	10,169
Other income	237	155	996	392	1,135
Total revenues	8,468	8,844	9,036	17,313	18,529
Credit loss expense / (release)	16	38	7	54	25
Personnel expenses	3,847	3,898	3,762	7,745	7,996
General and administrative expenses	2,443	2,983	2,364	5,425	4,597
Depreciation, amortization and impairment of non-financial assets	707	469	451	1,176	900
Operating expenses	6,997	7,350	6,577	14,346	13,492
Operating profit / (loss) before tax	1,456	1,456	2,452	2,912	5,012
Tax expense / (benefit)	332	445	478	776	1,026
Net profit / (loss)	1,124	1,012	1,974	2,136	3,986
Net profit / (loss) attributable to non-controlling interests	4	8	10	12	18
Net profit / (loss) attributable to shareholders	$ 1,120	$ 1,004	$ 1,964	2,124	3,968
Elimination entries
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income				(2,260)	(393)
Interest expense from financial instruments measured at amortized cost				2,675	597
Net interest income from financial instruments measured at fair value through profit or loss and other				(407)	(165)
Net interest income				8	39
Other net income from financial instruments measured at fair value through profit or loss				366	535
Fee and commission income				(314)	(366)
Fee and commission expense				314	363
Net fee and commission income				0	(3)
Other income				(2,418)	(4,567)
Total revenues				(2,045)	(3,995)
Credit loss expense / (release)				3	2
Personnel expenses				0	0
General and administrative expenses				(1,360)	(1,330)
Depreciation, amortization and impairment of non-financial assets				(54)	(55)
Operating expenses				(1,414)	(1,385)
Operating profit / (loss) before tax				(634)	(2,612)
Tax expense / (benefit)				48	165
Net profit / (loss)				(683)	(2,777)
Net profit / (loss) attributable to non-controlling interests				0	0
Net profit / (loss) attributable to shareholders				(683)	(2,777)
UBS AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income				4,911	1,506
Interest expense from financial instruments measured at amortized cost				(6,508)	(1,629)
Net interest income from financial instruments measured at fair value through profit or loss and other				461	557
Net interest income				(1,136)	434
Other net income from financial instruments measured at fair value through profit or loss				3,605	2,373
Fee and commission income				1,384	1,634
Fee and commission expense				(345)	(373)
Net fee and commission income				1,038	1,261
Other income				2,166	3,653
Total revenues				5,673	7,721
Credit loss expense / (release)				1	(31)
Personnel expenses				1,670	1,782
General and administrative expenses				1,834	1,642
Depreciation, amortization and impairment of non-financial assets				427	432
Operating expenses				3,931	3,856
Operating profit / (loss) before tax				1,741	3,896
Tax expense / (benefit)				50	(18)
Net profit / (loss)				1,691	3,914
Net profit / (loss) attributable to non-controlling interests				0	0
Net profit / (loss) attributable to shareholders				1,691	3,914
UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income				3,248	1,775
Interest expense from financial instruments measured at amortized cost				(1,085)	(238)
Net interest income from financial instruments measured at fair value through profit or loss and other				343	238
Net interest income				2,506	1,775
Other net income from financial instruments measured at fair value through profit or loss				505	469
Fee and commission income				2,557	2,606
Fee and commission expense				(233)	(247)
Net fee and commission income				2,324	2,359
Other income				118	104
Total revenues				5,453	4,708
Credit loss expense / (release)				21	58
Personnel expenses				1,092	1,031
General and administrative expenses				1,735	1,688
Depreciation, amortization and impairment of non-financial assets				198	158
Operating expenses				3,025	2,877
Operating profit / (loss) before tax				2,407	1,774
Tax expense / (benefit)				436	322
Net profit / (loss)				1,971	1,452
Net profit / (loss) attributable to non-controlling interests				0	0
Net profit / (loss) attributable to shareholders				1,971	1,452
Other subsidiaries | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income				4,399	1,638
Interest expense from financial instruments measured at amortized cost				(3,543)	(643)
Net interest income from financial instruments measured at fair value through profit or loss and other				460	136
Net interest income				1,316	1,132
Other net income from financial instruments measured at fair value through profit or loss				533	468
Fee and commission income				6,457	7,230
Fee and commission expense				(601)	(678)
Net fee and commission income				5,855	6,552
Other income				527	1,944
Total revenues				8,231	10,095
Credit loss expense / (release)				29	(4)
Personnel expenses				4,983	5,183
General and administrative expenses				3,216	2,596
Depreciation, amortization and impairment of non-financial assets				605	366
Operating expenses				8,804	8,145
Operating profit / (loss) before tax				(602)	1,954
Tax expense / (benefit)				241	557
Net profit / (loss)				(843)	1,397
Net profit / (loss) attributable to non-controlling interests				12	18
Net profit / (loss) attributable to shareholders				$ (855)	$ 1,379